SECURED BORROWING (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 08, 2015 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Number of Network Hospitals | item	14
Debt issuance costs	¥ 7,506
Short-term secured borrowing (note 19)		¥ 79,613		¥ 83,611		$ 11,467
Long-term secured borrowings		248,604		326,487		$ 35,806
Secured borrowing		86,000	$ 12,387
HengTai Securities [Member]
Line of Credit Facility [Line Items]
Priority security distributed	417,000
Net proceeds received	404,000
Security's deposit	¥ 13,000
Refunded Security Deposits		¥ 3,661	$ 527
HengTai Securities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
HengTai Securities [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%